KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - September 30, 2019 (Unaudited)

COMMON STOCKS - 74.10%	Shares	Value
Accommodation - 1.52%
Civeo Corporation*	3,214,000	$4,081,780

Beverage and Tobacco Product Manufacturing - 0.28%
Crimson Wine Group Limited*	100,400	758,020

Chemical Manufacturing - 1.92%
Element Solutions, Inc.*	27,000	274,860
Inter Parfums, Inc.	69,600	4,869,912
		5,144,772
Food Services and Drinking Places - 2.69%
The Wendy's Company	360,000	7,192,800

Funds, Trusts, and Other Financial Vehicles - 0.01%
Equity Commonwealth REIT	400	13,700

Machinery Manufacturing - 0.26%
Colfax Corporation*	24,000	697,440

Management of Companies and Enterprises - 10.65%
Associated Capital Group, Inc. - Class A	164,750	5,863,453
Dundee Corporation - Class A*	2,012,400	1,499,640
Galaxy Digital Holdings Ltd.*	448,000	520,753
Icahn Enterprises LPc	299,200	19,208,640
RIT Capital Partners plc	54,800	1,441,910
		28,534,396
Merchant Wholesalers, Durable Goods - 0.30%
Dorman Products, Inc.*	10,000	795,400

Mining (except Oil and Gas) - 0.05%
Sandstorm Gold Ltd.*^	1,600	9,024
Wheaton Precious Metals Corporation	5,000	131,200
		140,224
Motion Picture and Sound Recording Industries - 0.01%
Lions Gate Entertainment Corporation - Class B	3,600	31,464

Oil and Gas Extraction - 29.23%
Permian Basin Royalty Trust	163,800	850,122
Texas Pacific Land Trust[c]	119,204	77,431,342
		78,281,464
Other Financial Investment Activities - 1.39%
GAMCO Investors, Inc. - Class A	22,000	430,100
Onex Corporation[f]	52,900	3,279,373
		3,709,473
Other Investment Pools and Funds - 3.07%
JZ Capital Partners Limited*	10,333	59,459
Partners Value Investments LP*[f]	191,000	6,775,862
Urbana Corporation - Class A	694,471	1,383,857
		8,219,178
Other Pipeline Transportation - 1.95%
Rubis SCA	90,000	5,228,509

Performing Arts, Spectator Sports, and Related Industries - 4.08%
Live Nation Entertainment, Inc.*	164,800	10,932,832

Professional, Scientific, and Technical Services - 5.62%
CACI International, Inc. - Class A*	55,500	12,834,930
Cookpad, Inc.*	794,000	2,217,692
		15,052,622
Real Estate - 10.54%
Dream Unlimited Corp. - Class Acf	2,188,400	15,791,300
The Howard Hughes Corporation*	95,900	12,428,640
		28,219,940
Securities and Commodity Exchanges - 0.00%
Bolsas y Mercados Espanoles SHMSF - ADR[f]	400	4,920

Support Activities for Mining - 0.00%
Altius Minerals Corporation	1,000	8,336

Support Activities for Water Transportation - 0.41%
Braemar Shipping Services plc	450,322	1,093,539

Telecommunications - 0.12%
LICT Corporation*	16	313,600

TOTAL COMMON STOCKS
(cost $137,878,483)		198,454,409

UNIT INVESTMENT TRUST - 1.21%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.21%
Grayscale Bitcoin Trust*^	307,125	3,252,454

TOTAL UNIT INVESTMENT TRUST
(cost $3,240,000)		3,252,454

PREFERRED STOCKS - 0.34%
Other Investment Pools and Funds - 0.34%
Partners Value Investments LP - Class Af	51,933	908,828

TOTAL PREFERRED STOCKS
(cost $420,822)		908,828

WARRANTS - 0.27%
Other Investment Pools and Funds - 0.27%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	191,000	735,253

TOTAL WARRANTS
(cost $564,856)		735,253

	Principal
SHORT-TERM INVESTMENTS - 24.10%	Amount
U.S. Treasury Obligations - 24.10%
United States Treasury Bills^[f]
Maturity Date: 10/01/2019, Yield to Maturity 1.98%	$64,517,000	64,517,000
Maturity Date: 10/08/2019, Yield to Maturity 1.94%	19,000	18,993

TOTAL SHORT-TERM INVESTMENTS
(cost $64,535,993)		64,535,993

TOTAL INVESTMENTS - 100.02%
(cost $206,640,154)		$267,886,937

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a market value of $63,303,728 at September 30, 2019.
  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $64,405,597.

[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio's net assets as of September 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$172,602,954	$25,851,455	$–	$198,454,409
Unit Investment Trust	3,252,454	–	–	3,252,454
Preferred Stocks	–	908,828	–	908,828
Warrants	–	735,253	–	735,253
Short-Term Investments	–	64,535,993	–	64,535,993
Total Investments in Securities	$175,855,408	$92,031,529	$–	$267,886,937

As of September 30, 2019, there were no investments in Level 3 securities.
During the nine-month period ended September 30, 2019, there were no transfers into or out of Level 3.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.